Document and Entity Information	Mar. 29, 2024
Document And Entity Information [Line Items]
Amendment Flag	false
Entity Central Index Key	0001124804
Document Type	8-K
Document Period End Date	Mar. 29, 2024
Entity Registrant Name	VERADIGM INC.
Entity Incorporation State Country Code	DE
Entity File Number	001-35547
Entity Tax Identification Number	36-4392754
Entity Address, Address Line One	222 Merchandise Mart
Entity Address, City or Town	Chicago
Entity Address, State or Province	IL
Entity Address, Postal Zip Code	60654
City Area Code	800
Local Phone Number	334-8534
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Common Stock [Member]
Document And Entity Information [Line Items]
Security 12b Title	Common Stock, par value $0.01 per share
Trading Symbol	MDRX
Security Exchange Name	NASDAQ
Preferred Stock [Member]
Document And Entity Information [Line Items]
Security 12b Title	Preferred Stock Purchase Rights
Security Exchange Name	NASDAQ